UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment           [_];  Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdom Ridge Capital, L.L.C.
Address:   81 Main Street, Suite 209
           White Plains, NY 10601

Form 13F File Number:     028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Manley
Title:      Chief Financial Officer
Phone:      (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley         White Plains, New York         November 14, 2012
--------------------     -------------------------      -----------------------
    [Signature]             [City, State]                       [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $159,696
                                           (thousands)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name

 1.        028-13335                    Kingdom Ridge Capital Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7         COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS      SOLE      SHARED   NONE
ALLOT COMMUNICATIONS LTD      SHS             M0854Q105   1,061       40,000 SH        DEFINED     1            40,000
ANALOG DEVICES INC            COM             032654105   3,918      100,000     PUT   DEFINED     1           100,000
APPLIED MICRO CIRCUITS CORP   COM NEW         03822W406  36,685    7,250,000 SH        DEFINED     1         7,250,000
CIENA CORP                    COM NEW         171779309   4,077      300,000     CALL  DEFINED     1           300,000
CIENA CORP                    COM NEW         171779309   4,757      350,000 SH        DEFINED     1           350,000
COGO GROUP INC                ORD SHS         G22538105   3,427    1,655,485 SH        DEFINED     1         1,655,485
CREE INC                      COM             225447101     658       25,800     CALL  DEFINED     1            25,800
CREE INC                      COM             225447101   5,101      200,000 SH        DEFINED     1           200,000
GARMIN LTD                    SHS             H2906T109   6,261      150,000     CALL  DEFINED     1           150,000
GARMIN LTD                    SHS             H2906T109   2,087       50,000 SH        DEFINED     1            50,000
GARTNER INC                   COM             366651107   4,609      100,000     PUT   DEFINED     1           100,000
INPHI CORP                    COM             45772F107   1,333      125,000 SH        DEFINED     1           125,000
INTEL CORP                    COM             458140100   3,399      150,000     PUT   DEFINED     1           150,000
INTERNATIONAL BUSINESS MACHS  COM             459200101  20,745      100,000     PUT   DEFINED     1           100,000
INTERXION HOLDING N.V         SHS             N47279109   2,411      106,135 SH        DEFINED     1           106,135
MICROCHIP TECHNOLOGY INC      COM             595017104   3,274      100,000     PUT   DEFINED     1           100,000
MICROSOFT CORP                COM             594918104   7,440      250,000     PUT   DEFINED     1           250,000
NEOPHOTONICS CORP             COM             64051T100   1,752      300,000 SH        DEFINED     1           300,000
NETAPP INC                    COM             64110D104   6,576      200,000 SH        DEFINED     1           200,000
NETSCOUT SYS INC              COM             64115T104   1,461       57,259 SH        DEFINED     1            57,259
NOKIA CORP                    SPONSORED ADR   654902204   5,150    2,000,000     PUT   DEFINED     1         2,000,000
NXP SEMICONDUCTORS N V        COM             N6596X109   2,668      106,658 SH        DEFINED     1           106,658
RF MICRODEVICES INC           COM             749941100   1,578      400,000 SH        DEFINED     1           400,000
SANDISK CORP                  COM             80004C101   8,686      200,000 SH        DEFINED     1           200,000
SAP AG                        SPON ADR        803054204   7,133      100,000     PUT   DEFINED     1           100,000
SILICON LABORATORIES INC      COM             826919102     932       25,362 SH        DEFINED     1            25,362
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109   1,241      118,900     CALL  DEFINED     1           118,900
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109   2,732      261,700 SH        DEFINED     1           261,700
TERADATA CORP DEL             COM             88076W103   8,544      113,300     PUT   DEFINED     1           113,300